SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares yr	Dec. 31, 2018 shares	Dec. 31, 2017 shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants, outstanding | shares	15,872,998	20,116,855	49,693,409
Weighted average exercise price, outstanding | $	$ 0.41
Weighted average remaining life, outstanding | yr	2.20
Warrant 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.40
Warrants, outstanding | shares	12,845,383
Weighted average exercise price, outstanding | $	$ 0.4
Weighted average remaining life, outstanding | yr	2.38
Warrant 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.44
Warrants, outstanding | shares	3,027,615
Weighted average exercise price, outstanding | $	$ 0.44
Weighted average remaining life, outstanding | yr	1.46